SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENTED DISCLOSURE INFORMATION
Schedule of revenue by geographic segmentation

Years ended December 31,	2018		2017
Canada	$54,372	22%	$73,261	30%
United States	88,006	36%	72,143	30%
Austria	65,523	26%	61,687	25%
Germany	24,735	10%	22,721	9%
Netherlands	8,621	3%	9,577	4%
Other Europe	6,226	3%	5,294	2%
	$247,483	100%	$244,683	100%

Schedule of investment properties by geographic segmentation

As at December 31,	2018		2017
Canada	$708,645	21%	$621,003	23%
United States	1,261,183	37%	874,499	32%
Austria	840,803	24%	780,030	28%
Germany	385,703	11%	265,734	10%
Netherlands	155,778	5%	127,807	5%
Other Europe	72,866	2%	64,495	2%
	$3,424,978	100%	$2,733,568	100%